Revenue - Geographical Distribution of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 51,993	$ 45,642	$ 102,555	$ 81,903
Ivory Coast
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,260	11,795	26,399	22,262
Nigeria
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,893	9,680	24,646	15,954
Egypt
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,855	7,053	15,373	13,611
Kenya
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,248	5,671	13,558	9,744
Morocco
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,410	3,359	6,380	6,620
Ghana
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,637	3,436	8,570	5,072
Senegal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,738	1,944	3,324	3,471
Uganda
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,874	1,577	3,655	3,031
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 78	$ 1,127	$ 650	$ 2,138